 BB&T GROWTH & INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2001 (UNAUDITED)

                                                        MARKET
  SHARES              SECURITY DESCRIPTION               VALUE
----------  ----------------------------------------  -----------
COMMON STOCKS -- 97.4%
            AEROSPACE/DEFENSE -- 2.7%
    18,900  Parker-Hannifin Corp....................  $   802,116
    38,000  Raytheon Co.............................    1,008,900
                                                      -----------
                                                        1,811,016
                                                      -----------
            APPAREL -- 1.0%
    18,600  VF Corp.................................      676,668
                                                      -----------
            AUTOMOTIVE -- 0.6%
    15,733  Ford Motor Co...........................      386,245
                                                      -----------
            BANKING & FINANCIAL SERVICES -- 15.5%
    17,150  A.G. Edwards, Inc.......................      771,750
    25,000  Bank of America Corp....................    1,500,750
    30,000  Bank One Corp...........................    1,074,000
    21,333  Citigroup, Inc..........................    1,127,236
    19,000  Fannie Mae..............................    1,617,849
    17,500  Franklin Resources, Inc.................      800,975
    27,090  J.P. Morgan Chase & Co..................    1,208,214
    12,000  SunTrust Banks, Inc.....................      777,360
    59,275  U.S. Bancorp............................    1,350,877
     5,200  Wachovia Corp...........................      369,980
                                                      -----------
                                                       10,598,991
                                                      -----------
            BUSINESS EQUIPMENT & SERVICES -- 2.2%
    36,000  Pitney Bowes, Inc.......................    1,516,320
                                                      -----------
            CHEMICALS -- 2.4%
    26,000  Air Products & Chemicals, Inc...........    1,189,500
     9,000  E.I. du Pont de Nemours and Co..........      434,160
                                                      -----------
                                                        1,623,660
                                                      -----------
            COMPUTER HARDWARE -- 6.9%
    19,424  Agilent Technologies, Inc. (b)..........      631,280
    25,400  Avnet, Inc..............................      569,468
    12,000  Electronic Data Systems Corp............      750,000
    23,200  Hewlett-Packard Co......................      663,520
    11,800  IBM Corp................................    1,333,400
    25,000  Intel Corp..............................      731,250
                                                      -----------
                                                        4,678,918
                                                      -----------
            COMPUTER SOFTWARE -- 1.9%
    15,200  Adobe Systems, Inc......................      714,400
     8,000  Microsoft Corp. (b).....................      584,000
                                                      -----------
                                                        1,298,400
                                                      -----------
            CONSUMER PRODUCTS -- 4.3%
    31,400  Johnson & Johnson (b)...................    1,570,000
    20,000  Philip Morris Companies, Inc............    1,015,000
     5,000  Procter & Gamble Co.....................      319,000
                                                      -----------
                                                        2,904,000
                                                      -----------
            COSMETICS & TOILETRIES -- 2.0%
    24,000  Kimberly-Clark Corp.....................    1,341,600
                                                      -----------
            ELECTRICAL EQUIPMENT -- 2.3%
    25,500  Emerson Electric Co.....................    1,542,750
                                                      -----------
            FOOD & BEVERAGE -- 5.2%
    23,000  PepsiCo, Inc............................    1,016,600
    63,452  Sara Lee Corp...........................    1,201,781
    16,000  Sensient Technologies Corp..............      328,320
                                                        MARKET
  SHARES              SECURITY DESCRIPTION               VALUE
----------  ----------------------------------------  -----------

            FOOD & BEVERAGE -- (CONTINUED)
    57,800  SUPERVALU, Inc..........................  $ 1,014,390
                                                      -----------
                                                        3,561,091
                                                      -----------
            FOREST & PAPER PRODUCTS -- 1.4%
    17,000  Weyerhaeuser Co.........................      934,490
                                                      -----------
            GAS & PIPELINE - UTILITIES -- 0.5%
     7,900  Nicor, Inc..............................      307,942
                                                      -----------
            INSURANCE -- 7.7%
    11,000  Aetna, Inc. (b).........................      284,570
    28,500  AON Corp................................      997,500
     7,000  CIGNA Corp..............................      670,740
    27,200  Lincoln National Corp...................    1,407,600
    21,800  SAFECO Corp.............................      643,100
    24,600  Saint Paul Companies, Inc...............    1,246,974
                                                      -----------
                                                        5,250,484
                                                      -----------
            MANUFACTURING -- 1.7%
    11,000  Illinois Tool Works, Inc................      696,300
    18,800  Sonoco Products Co......................      467,744
                                                      -----------
                                                        1,164,044
                                                      -----------
            MEDIA -- 1.2%
    12,000  Gannett Co., Inc........................      790,800
                                                      -----------
            OIL & GAS -- 9.1%
    10,000  Anadarko Petroleum Corp.................      540,300
     9,600  Ashland, Inc............................      384,960
    14,900  Chevron Corp............................    1,348,450
    17,316  Exxon Mobil Corp........................    1,512,553
    13,100  National Fuel Gas Co....................      681,069
    21,700  Phillips Petroleum Co...................    1,236,900
     9,500  Royal Dutch Petroleum Co. - NY Shares...      553,565
                                                      -----------
                                                        6,257,797
                                                      -----------
            PHARMACEUTICALS -- 6.6%
    28,200  Abbott Laboratories.....................    1,353,882
    11,600  Bristol-Myers Squibb Co.................      606,680
    17,000  Merck & Co., Inc........................    1,086,470
    17,000  Mylan Laboratories, Inc.................      478,210
    27,000  Schering-Plough Corp....................      978,480
                                                      -----------
                                                        4,503,722
                                                      -----------
            RAILROAD -- 1.5%
    48,200  Norfolk Southern Corp...................      997,740
                                                      -----------
            RETAIL -- 6.8%
    20,400  Albertson's, Inc........................      611,796
    13,000  Eastman Kodak Co........................      606,840
    38,300  Hasbro, Inc.............................      553,435
    19,400  May Department Stores Co................      664,644
    53,600  Newell Rubbermaid, Inc..................    1,345,360
    13,100  Whirlpool Corp..........................      818,750
                                                      -----------
                                                        4,600,825
                                                      -----------
            TELECOMMUNICATIONS -- 8.6%
    59,150  AT&T Corp...............................    1,301,300
    41,800  BellSouth Corp..........................    1,683,286
    25,000  Corning, Inc............................      417,750
    27,400  SBC Communications, Inc.................    1,097,644
    30,000  Sprint Corp.............................      640,800

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

______________________________________ 138 _____________________________________

 BB&T GROWTH & INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

                                                        MARKET
  SHARES              SECURITY DESCRIPTION               VALUE
----------  ----------------------------------------  -----------
COMMON STOCKS -- (CONTINUED)
            TELECOMMUNICATIONS -- (CONTINUED)
     1,800  WorldCom, Inc. - MCI Group..............  $    28,980
    45,000  WorldCom, Inc. - World Com Group (b)....      639,000
                                                      -----------
                                                        5,808,760
                                                      -----------
            TRANSPORTATION-SERVICES -- 1.1%
    18,000  FedEx Corporation (b)...................      723,600
                                                      -----------
            UTILITIES -- 4.2%
    32,000  TXU Corp................................    1,542,080
    44,910  Xcel Energy, Inc........................    1,277,690
                                                      -----------
                                                        2,819,770
                                                      -----------
            Total Common Stocks (Cost
             $60,370,142)...........................   66,099,633
                                                      ===========
                                                        MARKET
  SHARES              SECURITY DESCRIPTION               VALUE
----------  ----------------------------------------  -----------

INVESTMENT COMPANY -- 4.0%
 2,747,108  Dreyfus Government Cash Management......  $ 2,747,108
                                                      -----------


Total Investments (Cost $63,117,249) (a) --
 101.4%.............................................   68,846,741
Liabilities in excess of other assets -- (1.4)%.....     (926,755)
                                                      -----------
TOTAL NET ASSETS -- 100.0%..........................  $67,919,986
                                                      ===========

------------------------------

(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation.............  $ 9,820,782
Unrealized depreciation.............   (4,091,290)
                                      -----------
Net unrealized appreciation.........  $ 5,729,492
                                      ===========

(b)  Represents non-income producing securities.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

______________________________________ 139 _____________________________________

 BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2001 (UNAUDITED)

                                                                   MARKET
SHARES                     SECURITY DESCRIPTION                     VALUE
-------    ----------------------------------------------------  -----------
INVESTMENT COMPANIES -- 99.9%
358,423    BB&T Equity Index Fund..............................  $ 2,946,237
268,607    BB&T Large Company Value Fund.......................    4,826,860
220,357    BB&T International Equity Fund......................    1,912,697
334,951    BB&T Large Company Growth Fund......................    3,309,320
 67,454    BB&T Small Company Growth Fund......................    1,190,557
829,689    BB&T U.S. Treasury Money Market Fund................      829,689
                                                                 -----------
           Total Investment Companies
           (Cost $15,379,689)..................................   15,015,360
                                                                 -----------


Total Investments In Affiliates
(Cost $15,379,689) (a) -- 99.9%................................   15,015,360
Other assets in excess of liabilities -- 0.1%..................        7,914
                                                                 -----------
TOTAL NET ASSETS -- 100.0%.....................................  $15,023,274
                                                                 ===========
----------------------------------------------------------------------------

(a) Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation...............  $  26,861
Unrealized depreciation...............   (391,190)
                                        ---------
Net unrealized depreciation...........  $(364,329)
                                        =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

______________________________________ 140 _____________________________________

 BB&T FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

                                                               CAPITAL MANAGER
                                           GROWTH & INCOME    AGGRESSIVE GROWTH
                                          ------------------  -----------------
ASSETS:
  Investment, at value (Cost
   $63,117,249).........................     $68,846,741         $  --
  Investment in affiliates, at value
   (Cost $15,379,689)...................        --                15,015,360
  Receivable for investment securities
   sold.................................         674,880            --
  Interest and dividends receivable.....         121,212              16,583
  Prepaid expenses and other assets.....           2,074                 923
                                             -----------         -----------
      Total Assets......................      69,644,907          15,032,866
                                             -----------         -----------
LIABILITIES:
  Distributions payable.................         228,928               5,796
  Payable for investment securities
   purchased............................       1,451,238            --
  Accrued expenses and other payables:
    Investment advisory fees............          33,386               3,796
    Other...............................          11,369            --
                                             -----------         -----------
      Total Liabilities.................       1,724,921               9,592
                                             -----------         -----------
NET ASSETS:
  Capital...............................      64,181,020          15,387,699
  Accumulated distributions in excess of
   net investment income................          (6,094)                (96)
  Accumulated distributions in excess of
   net realized gains from investment
   transactions.........................      (1,984,432)           --
  Net unrealized appreciation
   (depreciation) from investments......       5,729,492            (364,329)
                                             -----------         -----------
      Net Assets........................     $67,919,986         $15,023,274
                                             ===========         ===========
Outstanding units of beneficial interest
 (shares)...............................       5,411,404           1,538,835
                                             ===========         ===========
Net asset value -- offering and
 redemption price per share.............     $     12.55         $      9.76
                                             ===========         ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ______________________________________ 141 _____________________________________

 BB&T FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2001 (UNAUDITED)

                                                               CAPITAL MANAGER
                                           GROWTH & INCOME    AGGRESSIVE GROWTH*
                                          ------------------  ------------------
INVESTMENT INCOME:
  Dividend income.......................     $   717,305          $--
  Dividend income from affiliates.......        --                   16,583
  Interest income.......................           7,124           --
                                             -----------          ---------
      Total Income......................         724,429             16,583
                                             -----------          ---------
EXPENSES:
  Investment advisory fees..............         231,381              6,327
  Administration fees...................          62,536              1,772
  Custodian fees........................           4,949                713
  Accounting fees.......................          27,413              1,910
  Legal fees............................          14,674                423
  Audit fees............................           5,621                396
  Trustees' fees and expenses...........           3,524                485
  Transfer agent fees...................           4,128                634
  Printing costs........................           2,173                614
  Other.................................           2,348                139
                                             -----------          ---------
  Total expenses before voluntary
   reductions...........................         358,747             13,413
  Expenses voluntarily reduced..........         (90,676)            (2,531)
                                             -----------          ---------
    Net expenses........................         268,071             10,882
                                             -----------          ---------
  Net investment income.................         456,358              5,701
                                             -----------          ---------
  REALIZED/UNREALIZED GAINS (LOSSES)
   FROM INVESTMENTS:
  Net realized losses from investment
   transactions.........................      (1,612,528)          --
  Net change in unrealized
   appreciation/depreciation from
   investment transactions..............       1,123,599           (364,329)
                                             -----------          ---------
    Net realized/unrealized losses from
     investments........................        (488,929)          (364,329)
                                             -----------          ---------
    Change in net assets resulting from
     operations.........................     $   (32,571)         $(358,628)
                                             ===========          =========

------------------------

  *  Period from May 1, 2001 through June 30, 2001, commencement of operations.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ______________________________________ 142 _____________________________________

 BB&T FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                              CAPITAL MANAGER
                                               GROWTH & INCOME               AGGRESSIVE GROWTH
                                     ------------------------------------  ----------------------
                                     FOR THE PERIOD      FOR THE YEAR          FOR THE PERIOD
                                         ENDED              ENDED           MAY 1, 2001 THROUGH
                                     JUNE 30, 2001    DECEMBER 31, 2000        JUNE 30, 2001*
                                     --------------  --------------------  ----------------------
                                      (UNAUDITED)                               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income............   $   456,358        $ 1,735,122            $     5,701
  Net realized gains (losses) from
   investment transactions.........    (1,612,528)         1,029,629              --
  Net change in unrealized
   appreciation (depreciation) from
   investment transactions.........     1,123,599          1,971,258               (364,329)
                                      -----------        -----------            -----------
  Change in net assets resulting
   from operations.................       (32,571)         4,736,009               (358,628)
                                      -----------        -----------            -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income.......      (451,735)        (1,866,919)                (5,796)
  In excess of net investment
   income..........................       --                 (10,717)             --
  From net realized gains from
   investment transactions.........       --              (1,455,272)             --
  In excess of net realized gains
   from investment transactions....       --                (371,904)             --
                                      -----------        -----------            -----------
  Change in net assets from
   shareholder distributions.......      (451,735)        (3,704,812)                (5,796)
                                      -----------        -----------            -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued......     7,831,226          6,479,745             15,387,698
  Dividends reinvested.............       345,707          3,621,945              --
  Cost of shares redeemed..........      (448,128)        (2,982,270)             --
                                      -----------        -----------            -----------
  Change in net assets from capital
   transactions....................     7,728,805          7,119,420             15,387,698
                                      -----------        -----------            -----------
  Change in net assets.............     7,244,499          8,150,617             15,023,274
                                      -----------        -----------            -----------
NET ASSETS:
  Beginning of period..............    60,675,487         52,524,870              --
                                      -----------        -----------            -----------
  End of period....................   $67,919,986        $60,675,487            $15,023,274
                                      ===========        ===========            ===========
SHARE TRANSACTIONS:
  Issued...........................       625,227            529,099              1,538,835
  Reinvested.......................        28,244            291,146              --
  Redeemed.........................       (36,353)          (240,164)             --
                                      -----------        -----------            -----------
  Change in Shares.................       617,118            580,081              1,538,835
                                      ===========        ===========            ===========

------------------------

  *  Period from commencement of operations.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ______________________________________ 143 _____________________________________

 BB&T FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED)

 1.  ORGANIZATION:

    The Variable Insurance Funds (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end investment company established as a Massachusetts business trust. Between the date of organization and the dates of commencement of operations (June 3, 1997), the Trust had no operations other than incurring organizational expenses and the sale of initial units of beneficial interest ("shares").

    The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust presently offers shares of the BB&T Growth & Income Fund and the BB&T Capital Manager Aggressive Growth Fund. (collectively the "Funds" and individually, a "Fund"). Shares of the Funds are offered to a separate account of Hartford Life Insurance Company, as well as other eligible purchasers.

    The investment objective of the BB&T Growth and Income Fund is to seek to provide capital growth, current income or both. Under normal market conditions, it seeks this objective by investing at least 65% of its total assets in stocks, which for this purpose may include common stock, preferred stock, warrants, or debt instruments that are convertible into common stock.

    The investment objective of the BB&T Capital Manager Aggressive Growth Fund is to seek capital appreciation. Under normal market conditions, it seeks this objective by primarily investing in a diversified portfolio of Mutual Funds offered by BB&T Funds, an affiliated open-end investment company.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    SECURITIES VALUATION--Exchange listed securities are valued at the closing sales price on the exchange on the day of computation, or, if there have been no sales during such day, at the latest bid quotation. Unlisted securities are valued at their latest bid quotation in their principal market. If no such bid price is available, then such securities are valued in good faith at their respective fair market values using methods determined by or under the supervision of the Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates current value.

    All other assets and securities, including securities for which market quotations are not readily available, are valued at their fair market value as determined in good faith under the general supervision of the Board of Trustees.

    SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    REPURCHASE AGREEMENTS--The Funds may acquire repurchase agreements from member banks of the Federal Deposit Insurance Corporation and from registered broker/dealers that BB&T Asset Management, LLC ("BB&T") deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying collateral. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price, including accrued interest. Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

    DIVIDENDS AND DISTRIBUTIONS--Dividends from net investment income are declared and paid quarterly for each Fund. Distributed net realized gains, if any are declared and distributed at least annually.

    The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

______________________________________ 144 _____________________________________

    Dividends and distributions to shareholders, which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    FEDERAL INCOME TAXES--It is the Funds' policy to continue to comply with the requirement of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its net investment company taxable and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments at various rates. Where available, each Fund will file for claims on foreign taxes withheld.

    OTHER--Expenses that are directly related to one of the Funds are charged directly to that Fund. Costs incurred in connection with the organization of the BB&T Capital Manager Aggressive Growth Fund were expensed as incurred.

 3.  PURCHASES AND SALES OF SECURITIES:

    Cost of purchases and proceeds from sales of portfolio securities, excluding short-term securities, for the BB&T Growth & Income Fund were $13,321,988 and $5,501,670, respectively, and for the BB&T Capital Manager Aggressive Growth Fund were $14,550,000 and $0, respectively, for the six months ended June 30, 2001.

 4.  RELATED PARTY TRANSACTIONS:

    Investment advisory services are provided to the Funds by BB&T. Under the terms of the investment advisory agreement, BB&T is entitled to receive fees based on a percentage of the average daily net assets of the Funds.

    BISYS Fund Services Ohio, Inc. d/b/a BISYS Fund Services ("BISYS Ohio"), with whom certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS Ohio and the Trust, BISYS Ohio's fees are computed daily as a percentage of the average net assets of the Funds. BISYS Fund Services Limited Partnership ("Bisys LP") serves, without compensation, as Distributor of the Funds.

    BISYS Ohio serves as the Funds Transfer Agent and mutual fund accountant. BISYS LP, an Ohio Limited Partnership and BISYS Ohio are subsidiaries of The BISYS Group, Inc.
    Shares of the Trust are subject to a Variable Contract Owner Servicing Plan (the "Servicing Plan") permitting payment of the compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders. The Funds have entered into a specific arrangement with BISYS for the provision of such services and reimburses BISYS for its cost of providing these services, subject to a maximum annual rate equal to 0.25% of the average daily net assets of the Funds.

    Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios. Information regarding these transactions is as follows for the period ended June 30, 2001:

                                                                         BB&T CAPITAL MANAGER
                                           BB&T GROWTH & INCOME FUND    AGGRESSIVE GROWTH FUND
                                          ----------------------------  ----------------------
INVESTMENT ADVISORY FEES:
  AGGRESSIVE GROWTH FUND
    Annual fee before voluntary fee
     reductions
     (percentage of average net
     assets)............................               0.74%                      0.25%
    Voluntary fee reductions............            $43,774                     $2,531
  ADMINISTRATION FEES:
    Annual fee before voluntary fee
     reductions
     (percentage of average net
     assets)............................               0.20%                      0.07%
    Voluntary fee reductions............            $46,902                   --

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
 BB&T GROWTH & INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                           FOR THE PERIOD   FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     JUNE 3, 1997
                               ENDED            ENDED            ENDED            ENDED           THROUGH
                              JUNE 30,      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                2001            2000             1999             1998           1997 (A)
                           --------------  ---------------  ---------------  ---------------  ---------------
                            (UNAUDITED)
NET ASSETS VALUE,
 BEGINNING OF PERIOD.....     $ 12.66          $ 12.46          $ 13.30          $ 11.88          $ 10.00
                              -------          -------          -------          -------          -------
INVESTMENT ACTIVITIES:
  Net investment
   income................        0.04             0.39             0.18             0.16             0.10
  Net realized and
   unrealized
   gain/(loss)...........       (0.11)            0.63            (0.69)            1.42             1.89
                              -------          -------          -------          -------          -------
  Total Investment
   Activities............       (0.07)            1.02            (0.51)            1.58             1.99
                              -------          -------          -------          -------          -------
DISTRIBUTIONS:
  Net investment
   income................       (0.04)           (0.42)           (0.15)           (0.16)           (0.10)
  In excess of net
   investment income.....      --              --               --               --                 (0.01)
  Net realized gains.....      --                (0.32)           (0.18)         --               --
  In excess of net
   realized gains........      --                (0.08)         --               --               --
                              -------          -------          -------          -------          -------
  Total Distributions....       (0.04)           (0.82)           (0.33)           (0.16)           (0.11)
                              -------          -------          -------          -------          -------
  NET ASSET VALUE, END OF
   PERIOD................     $ 12.55          $ 12.66          $ 12.46          $ 13.30          $ 11.88
                              =======          =======          =======          =======          =======
  Total Return...........       (0.17)%(b)        8.45%           (3.85)%          13.36%           19.96%(b)
RATIOS/SUPPLEMENTARY
 DATA:
  Net Assets at end of
   period (000)..........     $67,920          $60,675          $52,525          $49,062          $28,829
  Ratio of expenses to
   average net assets....        0.86%(c)         0.86%            0.87%            0.91%            0.91%(c)
  Ratio of net investment
   income to average net
   assets................        1.46%(c)         3.13%            1.43%            1.37%            1.68%(c)
  Ratio of expenses to
   average net assets*...        1.15%(c)         1.13%            1.16%            1.24%            2.31%(c)
  Ratio of net investment
   income to average net
   assets*...............        1.17%(c)         2.86%            1.14%            1.04%            0.28%(c)
  Portfolio turnover.....        8.89%           25.46%           11.98%            2.77%            7.75%
------------------------

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
 * During the period, certain fees were voluntarily reduced or reimbursed. If such fee reductions or reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ______________________________________ 146 _____________________________________

 BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                        MAY 1, 2001
                                                          THROUGH
                                                     JUNE 30, 2001 (A)
                                                    --------------------
                                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............        $ 10.00
                                                          -------
INVESTMENT ACTIVITIES:
  Net investment income...........................       --
  Net realized and unrealized gain................          (0.24)
                                                          -------
  Total Investment Activities.....................          (0.24)
                                                          -------
DISTRIBUTIONS:
  Net investment income...........................       --      (b)
                                                          -------
  Total Distributions.............................       --
                                                          -------
  NET ASSET VALUE, END OF PERIOD..................        $  9.76
                                                          =======
  Total Return....................................          (3.42)%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...............        $15,023
  Ratio of expenses to average net assets.........           0.43%(d)
  Ratio of net investment income to average net
   assets.........................................           0.23%(d)
  Ratio of expenses to average net assets*........           0.53%(d)
  Ratio of net investment income to average net
   assets*........................................           0.13%(d)
------------------------

(a) Period from commencement of operations.
(b) Distribution per share was less than $0.005
(c) Not annualized.
(d) Annualized.
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

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